CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Contract liabilities - beginning of year	3,654	6,254
A change in time frame for a performance obligation satisfied	(11,747)	(11,771)
Advance received	13,205	9,612
Translation adjustment	(104)	(441)
Contract liabilities - subtotal	5,008	3,654
Less: contract liabilities to related parties	(2,483)	(912)
Contract liabilities - end of period	2,525	2,742